Note 8 - Restructuring and Other Non-recurring Costs (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Corporate restructuring - professional fees	200	189	179
Corporate restructuring - litigation provision	-	(128)	2,039
Fiscal refunds provision	1,768	-	-
Impairment and write-off	422	-	-
Remediation	(361)	382	-
Relocation	-	-	27
Acquisition related and other costs	55	-	632
Total	2,084	443	2,877